Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available for Sale:
Investment securities	$ 7,368	$ 89,795
Held to Maturity:
Estimated Fair Market Value	545,761	3,867,488
United States government-sponsored enterprise securities [Member]
Held to Maturity:
Amortized Cost	539,011	3,939,006
Gross Unrealized Gains	6,750	3,698
Gross Unrealized Losses		(75,216)
Estimated Fair Market Value	545,761	3,867,488
Investment Securities [Member]
Held to Maturity:
Amortized Cost	539,011	3,939,006
Gross Unrealized Gains	6,750	3,698
Gross Unrealized Losses		(75,216)
Estimated Fair Market Value	545,761	3,867,488
United States government-sponsored enterprise securities [Member]
Available for Sale:
Amortized Cost		80,000
Gross Unrealized Gains		2,647
Investment securities		82,647
Equity Securities [Member]
Available for Sale:
Amortized Cost	6,767	6,767
Gross Unrealized Gains	601	381
Investment securities	7,368	7,148
Investment Securities [Member]
Available for Sale:
Amortized Cost	6,767	86,767
Gross Unrealized Gains	601	3,028
Investment securities	$ 7,368	$ 89,795